CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 752,764	$ 569,946	$ 409,049
Cost of revenue (including related party costs of $129,629, $177,076 and $231,803 for the years ended December 31, 2022, 2023 and 2024, respectively)	413,331	336,343	250,871
Gross profit	339,433	233,603	158,178
Operating expenses:
Research and development	105,487	97,568	81,206
Sales and marketing	250,661	217,035	206,100
General and administrative	51,213	56,059	60,196
Total operating expenses	407,361	370,662	347,502
Operating loss	(67,928)	(137,059)	(189,324)
Financial expenses (income), net	11,465	(5,262)	12,093
Loss before income taxes	(79,393)	(131,797)	(201,417)
Provision for income taxes (benefits)	(3,845)	2,008	(6,012)
Net loss	(75,548)	(133,805)	(195,405)
Net loss attributable to ordinary shareholders	$ (75,548)	$ (133,805)	$ (195,405)
Net loss per share attributable to ordinary shareholders, basic	$ (0.45)	$ (0.81)	$ (1.24)
Net loss per share attributable to ordinary shareholders, diluted	$ (0.45)	$ (0.81)	$ (1.24)
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic	167,323,350	164,353,909	157,691,173
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, diluted	167,323,350	164,353,909	157,691,173